Tax payable (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Schedule of Tax Payable

	As of December 31,
	2017	2018
Value added tax	147	230
Income tax	5,606	618
Uncertain tax position	—	41,100
Withholding individual income tax	10,010	16,933

Total	15,763	58,881